Acquisitions of and investment in businesses - Thrift Home Care, Inc. - Narratives (Details) - Thrift Home Care Inc - USD ($)	Oct. 01, 2021	Sep. 30, 2022
Disclosure of detailed information about business combination [line items]
Purchase price	$ 2,169,000
Cash consideration	$ 1,804,000	$ 365,000
Discount rate	3.30%
Fair value of holdback consideration	$ 365,000
Professional fees in conjunction with the acquisition	$ 27,000